Annual Total Returns- JPMorgan Insurance Trust US Equity Portfolio (Class 2 Shares) [BarChart] - Class 2 Shares - JPMorgan Insurance Trust US Equity Portfolio - Class 2	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(2.09%)	17.28%	35.90%	13.61%	0.59%	10.69%	22.04%	(6.42%)	31.44%	24.95%